CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)		3 Months Ended		6 Months Ended		87 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018
Income Statement [Abstract]
Revenue
Net sales		13,813		14,081		19,434
Cost of sales		(6,653)		(8,656)		(11,521)
Gross profit		7,160		5,425		7,913
Administrative and other operating expenses		61,758	71,006	(21,455)	112,145	2,031,800
(Loss)/Income from operations		(54,598)	(71,006)	26,880	(112,145)	(2,023,887)
Other non-operating income		414		422		3,901
Interest expenses						(214)
(Loss)/Income before income taxes		(54,184)	(71,006)	27,302	(112,145)	(2,020,200)
Income taxes
Net (Loss)/Income		(54,184)	(71,006)	27,302	(112,145)	(2,020,200)
Non-controlling interest		464	8,540	1,468	14,874	35,630
Net Income (Loss) attributable to the Company		(53,720)	(62,466)	28,770	(97,271)	(1,984,570)
Comprehensive income statement:
Net income /(loss)		(53,720)	(62,466)	28,770	(97,271)	(1,984,570)
Foreign currency translation adjustment		1,491		664		276
Comprehensive Income /(Loss)		$ (52,229)	$ (62,466)	$ 29,434	$ (97,271)	$ (1,984,294)
Basic and diluted earnings / (loss) per share of common stock		$ (0.26)	$ (4.23)	$ 0.14	$ (6.59)	$ (84.98)
Weighted average number of common stock outstanding - Basic and diluted	[1]	20,277,448	1,476,448	20,277,448	1,476,448	2,335,209

[1]	All shares outstanding for all periods have been retroactively restated to reflect ZZLL's 1-for-50 reverse stock split, which was effective on October 5, 2017.